Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Segment Reporting [Abstract]
Table Of Business Assets And Liabilities Segments

	December 31, 2021	December 31, 2020
Financial assets at amortized cost - Loans and advances	378,995,107	422,010,840
Corporate banking	31,126,043	50,040,325
Small and medium companies	124,849,542	132,951,912
Retail	223,019,522	239,018,603

Other assets	651,985,446	624,051,469

TOTAL ASSETS	1,030,980,553	1,046,062,309

Financial liabilities at amortized cost – Deposits	708,336,185	721,837,845
Corporate banking	155,726,497	137,516,724
Small and medium companies	148,926,306	153,270,958
Retail	403,683,382	431,050,163

Other liabilities	159,629,726	151,331,116

TOTAL LIABILITIES	867,965,911	873,168,961